6. INTANGIBLE ASSETS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Intangible Assets Details Narrative
Amortization expense	$ 321	$ 186